UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
     Name:		Roumell Asset Management, LLC
     Address:          	2 Wisconsin Circle
                       	Suite 660
                       	Chevy Chase, MD 20815
     13F File Number:   028-11966

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		James Roumell
Title:		President
Phone:		301-656-8500
Signature,	Place,                  	and Date of Signing:
James Roumell	Chevy Chase, Maryland        	August 16, 2010

Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      15
Form 13F Information Table Value Total:      $92780

List of Other Included Managers:             None

FORM 13F INFORMATION TABLE
				TITLE				VALUE  	SHARES/ SH/	PUT/ 	INVSTMT  OTHER	  VOTING AUTHORITY
NAME OF ISSUER			OF CLASS	CUSIP		(x$1000)PRN AMT	PRN	CALL	DSCRETN  MGRS	SOLE	SHARED	NONE
CAPITAL SOUTHWEST CORP		COM		140501107	13913	158269	SH		SOLE			158269
COMPUWARE CORP			COM		205638109	7023	880060	SH		SOLE			880060
COMSTOCK RESOURCES INC		COM NEW		205768203	5188	187150	SH		SOLE			187150
DELL INC			COM		24702R101	5112	423842	SH		SOLE			423842
EMS TECHNOLOGIES INC		COM		26873N108	7008	466559	SH		SOLE			466559
L-1 IDENTITY SOLUTIONS INC	NOTE 3.75%	50212AAB2	3522	3761000	PRN		SOLE			3761000
PFIZER INCORPORATED		COM		717081103	8762	614428	SH		SOLE			614428
QAD INCORPORATED        	COM		74727D108	8056	1950691	SH		SOLE			1950691
SIERRA WIRELESS INC		COM		826516106	6249	939649	SH		SOLE			939649
SYMANTEC CORP			COM		871503108	6644	478695	SH		SOLE			478695
TECUMSEH PRODUCTS CO		CL A		878895200	184	16540	SH		SOLE			16540
TEJON RANCH CO DEL		COM		879080109	864	37418	SH		SOLE			37418
TOLLGRADE COMMUNICATIONS INC	COM		889542906	5377	853463	SH		SOLE			853463
TRANSACT TECHNOLOGIES INC	COM		892918103	6031	826189	SH		SOLE			826189
TRANSOCEAN INC			NOTE 1.5%	893830AV1	8848	9963000	SH		SOLE			9963000